UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2019 – November 30, 2019

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

November 30, 2019

AMG Managers Cadence Mid Cap Fund
Class N: MCMAX	Class I: MCMYX	Class Z: MCMFX

AMG Managers Cadence Emerging Companies Fund
Class N: MECAX	Class I: MECIX	Class Z: MECZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	113019	SAR065

AMG Funds Semi-Annual Report — November 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Cadence Mid Cap Fund	4

AMG Managers Cadence Emerging Companies Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	14

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	15

Detail of changes in assets for the past two fiscal periods

Financial Highlights	16

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	22

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2019	Expense Ratio for the Period	Beginning Account Value 06/01/19	Ending Account Value 11/30/19	Expenses Paid During the Period*
AMG Managers Cadence Mid Cap Fund

Based on Actual Fund Return

Class N	1.07%	$1,000	$1,123	$5.68

Class I	0.87%	$1,000	$1,125	$4.62

Class Z	0.72%	$1,000	$1,125	$3.82

Based on Hypothetical 5% Annual Return

Class N	1.07%	$1,000	$1,020	$5.40

Class I	0.87%	$1,000	$1,021	$4.39

Class Z	0.72%	$1,000	$1,021	$3.64
AMG Managers Cadence Emerging Companies Fund

Based on Actual Fund Return

Class N	1.13%	$1,000	$1,040	$5.76

Class I	0.99%	$1,000	$1,041	$5.05

Class Z	0.89%	$1,000	$1,041	$4.54

Based on Hypothetical 5% Annual Return

Class N	1.13%	$1,000	$1,019	$5.70

Class I	0.99%	$1,000	$1,020	$5.00

Class Z	0.89%	$1,000	$1,021	$4.50

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Fund Performance (unaudited) Periods ended November 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year		Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Cadence Mid Cap Fund[2,3,4,5,6]
Class N	12.31%	10.63%		7.63%	11.78%	—	—

Class I	12.46%	10.86%		7.84%	11.97%	—	—

Class Z	12.49%	10.99%		8.03%	12.21%	—	—
Russell Midcap® Growth Index[9]	13.66%	21.75%		11.28%	14.79%	—	—
AMG Managers Cadence Emerging Companies Fund[4,5,6,7,8]
Class N	4.01%	(3.83%	)	11.65%	15.64%	10.33%	04/01/96

Class I	4.07%	(3.71%	)	11.84%	15.89%	11.67%	06/25/93

Class Z	4.12%	(3.61%	)	—	—	7.70%	05/31/17
Russell Microcap® Growth Index[10]	5.46%	0.77%		4.70%	10.77%	—	—

Russell 2000® Growth Index[11]	12.39%	10.93%		9.48%	13.68%	8.03%	06/25/93	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects the inception date of the Fund, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2019. All returns are in U.S. dollars ($).

[2]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[3]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[4]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[5]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[6]  Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]  The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[8]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[9]  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[10] The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell Microcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[11] The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Cadence Mid Cap Fund Fund Snapshots (unaudited) November 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	28.2

Consumer Discretionary	17.6

Health Care	13.2

Industrials	13.0

Financials	11.5

Consumer Staples	6.7

Communication Services	5.0

Real Estate	1.8

Utilities	1.3

Materials	1.0

Short-Term Investments	2.8

Other Assets Less Liabilities	(2.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Zebra Technologies Corp., Class A	2.0

Cadence Design Systems, Inc.	1.8

CBRE Group, Inc., Class A	1.8

Teradyne, Inc.	1.7

Citrix Systems, Inc.	1.6

Broadridge Financial Solutions, Inc.	1.6

Paychex, Inc.	1.6

Ubiquiti, Inc.	1.6

Fortinet, Inc.	1.5

OneMain Holdings, Inc.	1.5

Top Ten as a Group	16.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Mid Cap Fund Schedule of Portfolio Investments (unaudited) November 30, 2019

	Shares	Value

Common Stocks - 99.3%
Communication Services - 5.0%

AMC Networks, Inc., Class A*	21,853	$839,811

The Interpublic Group of Cos., Inc.	45,672	1,023,053

Live Nation Entertainment, Inc.*,1	13,820	964,774

Omnicom Group, Inc.	15,187	1,207,063

Take-Two Interactive Software, Inc.*	7,300	885,855

Total Communication Services		4,920,556

Consumer Discretionary - 17.6%

Aptiv PLC (Ireland)	8,360	784,837

AutoZone, Inc.*	828	975,318

Best Buy Co., Inc.	12,784	1,030,902

BorgWarner, Inc.	26,484	1,113,652

Choice Hotels International, Inc.[1]	10,914	1,061,387

Darden Restaurants, Inc.	12,561	1,487,725

Expedia Group, Inc.	7,530	765,500

Hilton Worldwide Holdings, Inc.	10,573	1,110,165

Kontoor Brands, Inc.[1]	33,040	1,184,484

Lear Corp.	8,130	978,120

Lennar Corp., Class B	20,930	987,268

Lululemon Athletica, Inc. (Canada)*	3,715	838,438

NVR, Inc.*	270	1,023,810

PulteGroup, Inc.	25,122	996,087

Ross Stores, Inc.	8,729	1,013,873

Under Armour, Inc., Class C*,1	56,758	981,914

Williams-Sonoma, Inc.	13,800	957,720

Total Consumer Discretionary		17,291,200

Consumer Staples - 6.7%

Campbell Soup Co.[1]	22,592	1,052,109

Church & Dwight Co., Inc.	17,831	1,252,450

Herbalife Nutrition, Ltd.*	22,107	1,008,300

The Hershey Co.	7,600	1,126,016

Keurig Dr Pepper, Inc.[1]	35,340	1,093,420

Sysco Corp.	13,135	1,058,024

Total Consumer Staples		6,590,319

Financials - 11.5%

Ameriprise Financial, Inc.	8,688	1,423,703

Arch Capital Group, Ltd. (Bermuda)*	24,771	1,039,639

Credit Acceptance Corp.*	2,130	916,880

Discover Financial Services	12,890	1,093,974

Evercore, Inc., Class A	10,743	831,293

OneMain Holdings, Inc.	35,091	1,512,071

SEI Investments Co.	12,818	827,146

	Shares	Value

Signature Bank	7,970	$983,179

Synchrony Financial	38,373	1,435,534

Western Alliance Bancorp.	23,124	1,206,148

Total Financials		11,269,567

Health Care - 13.2%

Agilent Technologies, Inc.	13,157	1,062,691

AmerisourceBergen Corp.	11,760	1,033,822

Bruker Corp.	20,475	1,048,115

Charles River Laboratories International, Inc.*	7,408	1,076,012

Horizon Therapeutics PLC*	35,520	1,164,346

Incyte Corp.*	11,480	1,080,957

Jazz Pharmaceuticals PLC (Ireland)*	8,058	1,217,725

McKesson Corp.	7,113	1,028,824

PRA Health Sciences, Inc.*	11,172	1,215,625

Premier, Inc., Class A*	29,346	1,042,957

Veeva Systems, Inc., Class A*	6,685	997,268

Waters Corp.*	4,469	992,431

Total Health Care		12,960,773

Industrials - 13.0%

Allison Transmission Holdings, Inc.	29,554	1,430,414

Carlisle Cos., Inc.	6,910	1,077,822

Cummins, Inc.	4,270	780,812

Expeditors International of Washington, Inc.	12,510	935,248

HEICO Corp.[1]	7,620	989,762

Hubbell, Inc.	7,570	1,112,941

Landstar System, Inc.	8,226	916,459

Masco Corp.	26,993	1,256,524

Robert Half International, Inc.	17,652	1,027,346

United Airlines Holdings, Inc.*	11,550	1,071,840

Woodward, Inc.	8,870	1,035,927

WW Grainger, Inc.	3,470	1,099,817

Total Industrials		12,734,912

Information Technology - 28.2%

Aspen Technology, Inc.*	7,910	991,914

Booz Allen Hamilton Holding Corp.	16,262	1,183,223

Broadridge Financial Solutions, Inc.	12,510	1,547,612

Cadence Design Systems, Inc.*	24,671	1,733,138

CDW Corp.	7,276	982,624

Citrix Systems, Inc.	13,918	1,570,090

Dell Technologies, Inc., Class C*	20,223	980,613

Entegris, Inc.	22,813	1,079,511

F5 Networks, Inc.*	7,111	1,036,144

Fortinet, Inc.*	14,578	1,532,294

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.2% (continued)

Keysight Technologies, Inc.*	9,749	$1,043,435

KLA Corp.	8,356	1,369,214

Lam Research Corp.	1,806	481,895

Motorola Solutions, Inc.	6,751	1,129,442

Paychex, Inc.	17,911	1,542,495

Teradyne, Inc.	27,386	1,714,090

Ubiquiti, Inc.[1]	7,799	1,537,963

Universal Display Corp.	5,570	1,081,805

VeriSign, Inc.*	7,634	1,456,109

The Western Union Co.	18,210	489,485

Xilinx, Inc.	12,746	1,182,574

Zebra Technologies Corp., Class A*	7,832	1,965,362

Total Information Technology		27,631,032

Materials - 1.0%

Eagle Materials, Inc.	10,610	976,438

Real Estate - 1.8%

CBRE Group, Inc., Class A*	30,368	1,731,583

Utilities - 1.3%

NRG Energy, Inc.	31,617	1,256,143

Total Common Stocks (Cost $81,619,387)		97,362,523

	Principal Amount
Short-Term Investments - 2.8%

Joint Repurchase Agreements - 2.0%[2]

Cantor Fitzgerald Securities, Inc., dated 11/29/19, due 12/02/19, 1.680% total to be received $964,937 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 12/25/19 - 10/20/69, totaling $984,098)	$964,802	964,802

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 11/29/19, due 12/02/19, 1.640% total to be received $1,000,137 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 12/05/19 - 11/20/49, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,964,802

	Shares

Other Investment Companies - 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.54%[3]	260,968	260,968

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.59%[3]	260,969	260,969

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.59%[3]	268,877	268,877

Total Other Investment Companies		790,814

Total Short-Term Investments (Cost $2,755,616)		2,755,616

Total Investments - 102.1% (Cost $84,375,003)		100,118,139

Other Assets, less Liabilities - (2.1)%		(2,044,812)

Net Assets - 100.0%		$98,073,327

*	Non-income producing security.

[1]

Some of these securities, amounting to $6,796,042 or 6.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$97,362,523	—	—	$97,362,523

Short-Term Investments

Joint Repurchase Agreements	—	$1,964,802	—	1,964,802

Other Investment Companies	790,814	—	—	790,814

Total Investments in Securities	$98,153,337	$1,964,802	—	$100,118,139

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund Fund Snapshots (unaudited) November 30, 2019

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Health Care	26.9

Information Technology	18.6

Industrials	17.1

Financials	10.7

Consumer Discretionary	10.6

Consumer Staples	3.5

Utilities	3.3

Real Estate	3.1

Energy	2.1

Communication Services	1.9

Materials	1.4

Short-Term Investments	4.3

Other Assets Less Liabilities	(3.5)

TOP TEN HOLDINGS
Security Name	% of Net Assets

UMH Properties, Inc.	1.8

BG Staffing, Inc.	1.7

HealthStream, Inc.	1.7

Heritage-Crystal Clean, Inc.	1.7

STAAR Surgical Co.	1.5

CRA International, Inc.	1.5

Addus HomeCare Corp.	1.5

Napco Security Technologies, Inc.	1.4

BioLife Solutions, Inc.	1.4

Construction Partners, Inc., Class A	1.4

Top Ten as a Group	15.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Emerging Companies Fund Schedule of Portfolio Investments (unaudited) November 30, 2019

	Shares	Value
Common Stocks - 99.2%
Communication Services - 1.9%

National CineMedia, Inc.	161,343	$1,082,612

TechTarget, Inc.*	60,693	1,609,578

Total Communication Services		2,692,190
Consumer Discretionary - 10.6%

Career Education Corp.*	87,713	1,463,053

Century Communities, Inc.*,1	52,368	1,492,488

Everi Holdings, Inc.*	137,200	1,848,084

Malibu Boats, Inc., Class A*	43,078	1,703,304

MasterCraft Boat Holdings, Inc.*	84,387	1,401,668

Monarch Casino & Resort, Inc.*	30,792	1,404,115

Ruth’s Hospitality Group, Inc.	60,599	1,416,199

Stoneridge, Inc.*,1	44,630	1,345,148

Turtle Beach Corp.*	98,780	823,825

Universal Electronics, Inc.*	33,926	1,886,286

Total Consumer Discretionary		14,784,170

Consumer Staples - 3.5%

Calavo Growers, Inc.[1]	20,460	1,824,827

The Chefs’ Warehouse, Inc.*	45,721	1,625,839

Lifevantage Corp.*	98,085	1,478,141

Total Consumer Staples		4,928,807

Energy - 2.1%

Dorian LPG, Ltd.*	132,331	1,898,950

Profire Energy, Inc.*	401,828	574,614

Scorpio Tankers, Inc. (Monaco)	2,882	99,112

Solaris Oilfield Infrastructure, Inc., Class A1	36,245	388,909

Total Energy		2,961,585

Financials - 10.7%

Bank7 Corp.	38,535	728,697

Blucora, Inc.*	64,542	1,519,319

Bryn Mawr Bank Corp.	42,219	1,657,940

Curo Group Holdings Corp.*	93,204	1,268,506

FS Bancorp, Inc.	20,694	1,237,087

Greenhill & Co., Inc.	58,639	997,449

Mr Cooper Group, Inc.*	102,133	1,372,668

PCB Bancorp.	46,166	790,362

Preferred Bank	29,906	1,649,316

Pzena Investment Management, Inc., Class A	102,522	911,421

Silvercrest Asset Management Group, Inc., Class A	105,319	1,363,881

Veritex Holdings, Inc.	57,241	1,488,838

Total Financials		14,985,484

	Shares	Value

Health Care - 26.9%

Addus HomeCare Corp.*	21,768	$2,028,995

ANI Pharmaceuticals, Inc.*	25,063	1,544,382

Baudax Bio, Inc.*	33,658	180,744

BioLife Solutions, Inc.*,1	117,664	1,970,872

BioSpecifics Technologies Corp.*	33,852	1,861,860

Catalyst Pharmaceuticals, Inc.*	245,789	1,140,461

Champions Oncology, Inc.*	174,462	1,004,901

Coherus Biosciences, Inc.*,1	84,715	1,524,023

Fluidigm Corp.*	170,545	429,773

Fulgent Genetics, Inc.*	118,980	1,356,372

Harrow Health, Inc.*	177,658	1,110,363

HealthStream, Inc.*	79,907	2,327,691

iRadimed Corp.*,1	78,508	1,725,606

The Joint Corp.*	95,638	1,831,468

LeMaitre Vascular, Inc.	41,520	1,476,866

Mesa Laboratories, Inc. [1]	5,881	1,376,860

MTBC, Inc.*	241,171	988,801

OptimizeRx Corp.*	100,483	1,075,168

R1 RCM, Inc.*	145,289	1,872,775

RadNet, Inc.*	73,607	1,410,310

Recro Pharma, Inc.*	82,930	1,371,662

STAAR Surgical Co.*,1	58,807	2,167,626

Tabula Rasa HealthCare, Inc.*,1	14,283	637,165

Vanda Pharmaceuticals, Inc.*	112,152	1,876,303

Veracyte, Inc.*	53,211	1,528,220

Zynex, Inc.[1]	154,796	1,625,358

Total Health Care		37,444,625

Industrials - 17.1%

BG Staffing, Inc.	108,724	2,348,438

Blue Bird Corp.*	87,287	1,776,290

CECO Environmental Corp.*	145,141	1,142,260

Construction Partners, Inc., Class A*	98,140	1,943,172

CRA International, Inc.	41,287	2,116,785

Douglas Dynamics, Inc.	31,705	1,715,558

Foundation Building Materials, Inc.*	82,919	1,694,864

Heritage-Crystal Clean, Inc.*	75,071	2,321,946

Kforce, Inc.	40,300	1,592,656

Park Aerospace Corp.	77,098	1,257,468

Scorpio Bulkers, Inc.	198,043	1,212,023

SP Plus Corp.*	41,829	1,834,202

Spartan Motors, Inc.	99,337	1,763,232

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 17.1% (continued)

Willdan Group, Inc.*,1	37,442	$1,067,471

Total Industrials		23,786,365
Information Technology - 18.6%

Adesto Technologies Corp.*,1	173,794	1,251,317

Agilysys, Inc.*	64,848	1,642,600

Airgain, Inc.*	113,966	1,075,839

American Software, Inc., Class A	102,367	1,618,422

Avid Technology, Inc.*,1	189,962	1,495,001

Clearfield, Inc.*	50,889	690,564

CyberOptics Corp.*	69,158	1,228,246

The Hackett Group, Inc.	93,279	1,429,967

I3 Verticals, Inc., Class A*	51,402	1,404,303

Ichor Holdings, Ltd.*	37,479	1,182,462

International Money Express, Inc.*	103,718	1,409,528

Lantronix, Inc.*,1	288,343	963,066

Napco Security Technologies, Inc.*,1	63,403	1,981,344

Onto Innovation, Inc.*	53,971	1,811,267

PC-Tel, Inc.	157,104	1,354,236

Perficient, Inc.*	39,674	1,677,417

Upland Software, Inc.*,1	48,882	1,892,222

Zix Corp.*	235,810	1,778,007

Total Information Technology		25,885,808
Materials - 1.4%

Flexible Solutions International, Inc. (Canada)	170,587	415,447

UFP Technologies, Inc.*	33,119	1,535,066

Total Materials		1,950,513
Real Estate - 3.1%

NexPoint Residential Trust, Inc., REIT	37,314	1,785,475

UMH Properties, Inc., REIT	160,417	2,504,109

Total Real Estate		4,289,584
Utilities - 3.3%

Middlesex Water Co.	21,720	1,364,233

Pure Cycle Corp.*	148,751	1,847,488

The York Water Co.	31,907	1,414,437

Total Utilities		4,626,158

Total Common Stocks (Cost $132,721,539)		138,335,289

	Principal Amount	Value
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 3.5%[2]

Bank of Montreal, dated 11/29/19, due 12/02/19, 1.650% total to be received $1,154,785 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.000%, 01/30/20 - 11/01/49, totaling $1,177,719)	$1,154,626	$1,154,626

BNP Paribas S.A., dated 11/29/19, due 12/02/19, 1.620% total to be received $242,693 (collateralized by various U.S. Treasuries, 0.000% - 2.000%, 05/15/20 - 11/15/48, totaling $247,513)	242,660	242,660

Cantor Fitzgerald Securities, Inc., dated 11/29/19, due 12/02/19, 1.680% total to be received $1,154,788 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 12/25/19 - 10/20/69, totaling $1,177,718)	1,154,626	1,154,626

Citigroup Global Markets, Inc., dated 11/29/19, due 12/02/19, 1.650% total to be received $1,154,785 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 11.000%, 02/15/20 - 01/01/59, totaling $1,177,719)	1,154,626	1,154,626

TD Securities LLC, dated 11/29/19, due 12/02/19, 1.620% total to be received $1,154,782 (collateralized by various U.S. Treasuries, 2.500% - 2.875%, 02/28/21 - 09/30/23, totaling $1,177,719)	1,154,626	1,154,626

Total Joint Repurchase Agreements		4,861,164

	Shares
Other Investment Companies - 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.54%[3]	352,089	352,089

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.59%[3]	352,089	352,089

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.59%[3]	362,758	362,758

Total Other Investment Companies		1,066,936

Total Short-Term Investments (Cost $5,928,100)		5,928,100

Total Investments - 103.5% (Cost $138,649,639)		144,263,389

Other Assets, less Liabilities - (3.5)%		(4,852,596)
Net Assets - 100.0%		$139,410,793

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some of these securities, amounting to $16,188,220 or 11.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$138,335,289	—	—	$138,335,289

Short-Term Investments

Joint Repurchase Agreements	—	$4,861,164	—	4,861,164

Other Investment Companies	1,066,936	—	—	1,066,936

Total Investments in Securities	$139,402,225	$4,861,164	—	$144,263,389

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) November 30, 2019

	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund

Assets:

Investments at value[1] (including securities on loan valued at $6,796,042, and $16,188,220, respectively)	$100,118,139	$144,263,389

Dividend, interest and other receivables	121,638	140,908

Receivable for Fund shares sold	3,918	29,901

Receivable from affiliate	2,249	7,898

Prepaid expenses and other assets	23,526	26,923

Total assets	100,269,470	144,469,019

Liabilities:

Payable upon return of securities loaned	1,964,802	4,861,164

Payable for Fund shares repurchased	100,120	13,865

Accrued expenses:

Investment advisory and management fees	35,862	81,280

Administrative fees	11,954	17,670

Distribution fees	13,185	—

Shareholder service fees	6,876	12,288

Other	63,344	71,959

Total liabilities	2,196,143	5,058,226

Net Assets	$98,073,327	$139,410,793

[1] Investments at cost	$84,375,003	$138,649,639

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund

Net Assets Represent:

Paid-in capital	$76,659,889	$146,482,408

Total distributable earnings (loss)	21,413,438	(7,071,615)

Net Assets	$98,073,327	$139,410,793

Class N:

Net Assets	$64,838,959	$22,604,606

Shares outstanding	2,385,583	454,311

Net asset value, offering and redemption price per share	$27.18	$49.76

Class I:

Net Assets	$13,935,050	$92,150,533

Shares outstanding	491,942	1,692,526

Net asset value, offering and redemption price per share	$28.33	$54.45

Class Z:

Net Assets	$19,299,318	$24,655,654

Shares outstanding	643,663	451,649

Net asset value, offering and redemption price per share	$29.98	$54.59

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended November 30, 2019

	AMG	AMG
	Managers	Managers Cadence
	Cadence Mid	Emerging
	Cap Fund	Companies Fund

Investment Income:

Dividend income	$658,739 [1]	$847,928 [2]

Securities lending income	5,159	109,304

Foreign withholding tax	—	(2,324)

Total investment income	663,898	954,908

Expenses:

Investment advisory and management fees	223,432	563,139

Administrative fees	74,477	122,422

Distribution fees - Class N	81,230	—

Shareholder servicing fees - Class N	31,842	31,353

Shareholder servicing fees - Class I	10,996	55,540

Registration fees	26,273	31,842

Professional fees	17,982	19,903

Custodian fees	12,219	18,376

Reports to shareholders	11,171	15,320

Transfer agent fees	9,801	3,806

Trustee fees and expenses	4,439	7,644

Miscellaneous	2,592	5,566

Total expenses before offsets	506,454	874,911

Expense reimbursements	(24,418)	(58,885)

Net expenses	482,036	816,026

Net investment income	181,862	138,882

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	4,409,692	(4,702,418)

Net change in unrealized appreciation/depreciation on investments	7,041,576	10,367,731

Net realized and unrealized gain	11,451,268	5,665,313

Net increase in net assets resulting from operations	$11,633,130	$5,804,195

[1]	Includes non-recurring dividends of $70,182.
[2]	Includes non-recurring dividends of $228,160.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended November 30, 2019 (unaudited) and the fiscal year ended May 31, 2019

	AMG		AMG
	Managers		Managers Cadence
	Cadence Mid Cap Fund		Emerging Companies Fund

	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$181,862	$240,981	$138,882	$(780,940)

Net realized gain (loss) on investments	4,409,692	8,978,011	(4,702,418)	(734,635)

Net change in unrealized appreciation/depreciation on investments	7,041,576	(13,958,181)	10,367,731	(22,994,817)

Net increase (decrease) in net assets resulting from operations	11,633,130	(4,739,189)	5,804,195	(24,510,392)

Distributions to Shareholders:

Class N	—	(11,671,054)	—	(3,105,279)

Class I	—	(2,512,248)	—	(8,893,635)

Class Z	—	(3,599,803)	—	(2,214,428)

Total distributions to shareholders	—	(17,783,105)	—	(14,213,342)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(13,420,064)	(6,080,790)	(41,658,511)	81,488,589

Total increase (decrease) in net assets	(1,786,934)	(28,603,084)	(35,854,316)	42,764,855

Net Assets:

Beginning of period	99,860,261	128,463,345	175,265,109	132,500,254

End of period	$98,073,327	$99,860,261	$139,410,793	$175,265,109

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended May 31,
	November 30, 2019
Class N	(unaudited)	2019	2018	2017[1]	2016	2015

Net Asset Value, Beginning of Period	$24.20	$30.86	$29.66	$26.87	$32.15	$34.15

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.03 [4]	0.03	0.01	(0.09)	0.19 [5]	(0.06)

Net realized and unrealized gain (loss) on investments	2.95	(1.78)	4.75	4.58	(2.32)	4.88

Total income (loss) from investment operations	2.98	(1.75)	4.76	4.49	(2.13)	4.82

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	—	(0.16)	—	—

Net realized gain on investments	—	(4.88)	(3.56)	(1.54)	(3.15)	(6.82)

Total distributions to shareholders	—	(4.91)	(3.56)	(1.70)	(3.15)	(6.82)

Net Asset Value, End of Period	$27.18	$24.20	$30.86	$29.66	$26.87	$32.15

Total Return[3,6]	12.31%[7]	(4.06)%	16.25%	17.23%	(6.64)%	15.14%

Ratio of net expenses to average net assets[8]	1.07%[9]	1.07%	1.08%	1.10%	1.11%	1.12%

Ratio of gross expenses to average net assets[10]	1.12%[9]	1.10%	1.09%	1.14%	1.21%	1.19%

Ratio of net investment income (loss) to average net assets[3]	0.26%[9]	0.11%	0.02%	(0.31)%	0.67%	(0.16)%

Portfolio turnover	39%[7]	46%	72%	141%	149%	130%

Net assets end of period (000’s) omitted	$64,839	$64,333	$86,096	$84,873	$89,179	$116,666

AMG Managers Cadence Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended May 31,
	November 30, 2019
Class I	(unaudited)	2019	2018	2017[1]	2016	2015

Net Asset Value, Beginning of Period	$25.19	$31.93	$30.52	$27.65	$33.07	$35.04

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.06 [4]	0.09	0.07	(0.03)	0.25 [5]	(0.01)

Net realized and unrealized gain (loss) on investments	3.08	(1.85)	4.90	4.70	(2.39)	5.02

Total income (loss) from investment operations	3.14	(1.76)	4.97	4.67	(2.14)	5.01

Less Distributions to Shareholders from:

Net investment income	—	(0.10)	—	(0.21)	(0.03)	—

Net realized gain on investments	—	(4.88)	(3.56)	(1.59)	(3.25)	(6.98)

Total distributions to shareholders	—	(4.98)	(3.56)	(1.80)	(3.28)	(6.98)

Net Asset Value, End of Period	$28.33	$25.19	$31.93	$30.52	$27.65	$33.07

Total Return[3,6]	12.46%[7]	(3.90)%	16.49%	17.44%	(6.50)%	15.34%

Ratio of net expenses to average net assets[8]	0.87%[9]	0.87%	0.87%	0.90%	0.97%	0.97%

Ratio of gross expenses to average net assets[10]	0.92%[9]	0.90%	0.88%	0.95%	1.07%	1.04%

Ratio of net investment income (loss) to average net assets[3]	0.46%[9]	0.31%	0.22%	(0.11)%	0.86%	(0.01)%

Portfolio turnover	39%[7]	46%	72%	141%	149%	130%

Net assets end of period (000’s) omitted	$13,935	$14,738	$16,516	$15,245	$13,715	$14,809

AMG Managers Cadence Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended May 31,
	November 30, 2019
Class Z	(unaudited)	2019	2018	2017[1]	2016	2015

Net Asset Value, Beginning of Period	$26.65	$33.45	$31.78	$28.79	$34.45	$36.44

Income (loss) from Investment Operations:

Net investment income[2,3]	0.09 [4]	0.14	0.12	0.02	0.33 [5]	0.09

Net realized and unrealized gain (loss) on investments	3.24	(1.91)	5.11	4.92	(2.49)	5.21

Total income (loss) from investment operations	3.33	(1.77)	5.23	4.94	(2.16)	5.30

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	—	(0.29)	(0.11)	—

Net realized gain on investments	—	(4.88)	(3.56)	(1.66)	(3.39)	(7.29)

Total distributions to shareholders	—	(5.03)	(3.56)	(1.95)	(3.50)	(7.29)

Net Asset Value, End of Period	$29.98	$26.65	$33.45	$31.78	$28.79	$34.45

Total Return[3,6]	12.49%[7]	(3.73)%	16.66%	17.71%	(6.28)%	15.62%

Ratio of net expenses to average net assets[8]	0.72%[9]	0.72%	0.72%	0.72%	0.72%	0.72%

Ratio of gross expenses to average net assets[10]	0.77%[9]	0.75%	0.73%	0.76%	0.82%	0.79%

Ratio of net investment income to average net assets[3]	0.61%[9]	0.46%	0.37%	0.07%	1.07%	0.24%

Portfolio turnover	39%[7]	46%	72%	141%	149%	130%

Net assets end of period (000’s) omitted	$19,299	$20,790	$25,851	$24,997	$26,636	$33,693

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.04, and $0.07 for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01, $0.07, and $0.13 for Class N, Class I, and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Includes reduction from broker recapture amounting to 0.01% for the fiscal year ended 2015.
[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Cadence Emerging Companies Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2019 (unaudited)
		For the fiscal year ended May 31,

Class N		2019	2018	2017[1]	2016	2015

Net Asset Value, Beginning of Period	$47.84	$59.14	$45.76	$36.33	$35.29	$30.70

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.01 [4]	(0.30)	(0.25)[5]	(0.36)[6]	(0.33)[7]	(0.32)[8]

Net realized and unrealized gain (loss) on investments	1.91	(6.47)	13.63	9.79	1.37	4.91

Total income (loss) from investment operations	1.92	(6.77)	13.38	9.43	1.04	4.59

Less Distributions to Shareholders from:

Net realized gain on investments	—	(4.53)	—	—	—	—

Net Asset Value, End of Period	$49.76	$47.84	$59.14	$45.76	$36.33	$35.29

Total Return[3]	4.01%[9,10]	(10.92)%[10]	29.24%[10]	25.92%	2.95%	14.95%[10]

Ratio of net expenses to average net assets[11]	1.13%[12]	1.11%	1.08%	1.62%	1.65%	1.66%

Ratio of gross expenses to average net assets[13]	1.20%[12]	1.17%	1.20%	1.79%	1.97%	1.96%

Ratio of net investment income (loss) to average net assets[3]	0.04%[12]	(0.54)%	(0.47)%	(0.83)%	(0.96)%	(0.98)%

Portfolio turnover	51%[9]	96%	89%	90%	150%	146%

Net assets end of period (000’s) omitted	$22,605	$32,440	$23,759	$13,446	$3,099	$3,143

AMG Managers Cadence Emerging Companies Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2019 (unaudited)
		For the fiscal year ended May 31,

Class I		2019	2018	2017[1]	2016	2015

Net Asset Value, Beginning of Period	$52.32	$64.10	$49.54	$39.25	$38.04	$33.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.05 [4]	(0.25)	(0.21)[5]	(0.29)[6]	(0.27)[7]	(0.25)[8]

Net realized and unrealized gain (loss) on investments	2.08	(7.00)	14.77	10.58	1.48	5.29

Total income (loss) from investment operations	2.13	(7.25)	14.56	10.29	1.21	5.04

Less Distributions to Shareholders from:

Net realized gain on investments	—	(4.53)	—	—	—	—

Net Asset Value, End of Period	$54.45	$52.32	$64.10	$49.54	$39.25	$38.04

Total Return[3,10]	4.07%[9]	(10.82)%	29.39%	26.22%	3.18%	15.27%

Ratio of net expenses to average net assets[11]	0.99%[12]	0.99%	0.98%	1.42%	1.42%	1.41%

Ratio of gross expenses to average net assets[13]	1.06%[12]	1.05%	1.10%	1.60%	1.74%	1.71%

Ratio of net investment income (loss) to average net assets[3]	0.18%[12]	(0.42)%	(0.37)%	(0.64)%	(0.71)%	(0.73)%

Portfolio turnover	51%[9]	96%	89%	90%	150%	146%

Net assets end of period (000’s) omitted	$92,151	$116,101	$85,329	$56,850	$36,064	$34,566

AMG Managers Cadence Emerging Companies Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2019 (unaudited)
		For the fiscal year ended May 31,

Class Z		2019	2018[14]

Net Asset Value, Beginning of Period	$52.43	$64.16	$49.54

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.07 [4]	(0.19)	(0.17)[5]

Net realized and unrealized gain (loss) on investments	2.09	(7.01)	14.79

Total income (loss) from investment operations	2.16	(7.20)	14.62

Less Distributions to Shareholders from:

Net realized gain on investments	—	(4.53)	—

Net Asset Value, End of Period	$54.59	$52.43	$64.16

Total Return[3,10]	4.12%[9]	(10.73)%	29.51%

Ratio of net expenses to average net assets	0.89%[12]	0.89%	0.89%

Ratio of gross expenses to average net assets[13]	0.96%[12]	0.95%	1.01%

Ratio of net investment income (loss) to average net assets[3]	0.28%[12]	(0.32)%	(0.28)%

Portfolio turnover	51%[9]	96%	89%

Net assets end of period (000’s) omitted	$24,656	$26,724	$23,412

[1]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively. Effective February 27, 2017, Class S was renamed Class N.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.06), $(0.03), and less than $(0.01) for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.26), $(0.23), and $(0.19) for Class N, Class I and Class Z shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.38) and $(0.31) for Class N and Class I, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.36) and $(0.29) for Class N and Class I, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.33) and $(0.27) for Class N and Class I, respectively.
[9]	Not annualized.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]	Includes reduction from broker recapture amounting to 0.01% for the fiscal year ended 2015.
[12]	Annualized.
[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Commencement of operations was on May 31, 2017.

Notes to Financial Statements (unaudited) November 30, 2019

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Cadence Mid Cap Fund (“Mid Cap”) and AMG Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Both Funds offer Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses, partnerships and distributions in excess of accumulated realized gain. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, partnerships, and wash sales.

At November 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Mid Cap	$84,375,003	$17,740,745	$(1,997,609)	$15,743,136

Emerging Companies	138,649,639	14,254,360	(8,640,610)	5,613,750

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2019, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended May 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the six months ended November 30, 2019 (unaudited) and the fiscal year ended May 31, 2019, the capital stock transactions by class for the Funds were as follows:

	Mid Cap				Emerging Companies

	November 30, 2019		May 31, 2019		November 30, 2019		May 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	11,464	$293,695	76,652	$2,046,041	25,463	$1,234,045	553,435	$32,853,873

Reinvestment of distributions	—	—	498,568	10,938,587	—	—	69,190	3,097,621

Cost of shares repurchased	(284,439)	(7,354,456)	(706,402)	(19,940,058)	(249,205)	(12,195,633)	(346,279)	(18,720,758)

Net increase (decrease)	(272,975)	$(7,060,761)	(131,182)	$(6,955,430)	(223,742)	$(10,961,588)	276,346	$17,230,736

Class I:

Proceeds from sale of shares	24,332	$644,255	95,778	$2,937,073	360,588	$19,086,811	1,555,248	$95,289,101

Reinvestment of distributions	—	—	109,623	2,501,590	—	—	181,635	8,885,595

Cost of shares repurchased	(117,353)	(3,155,916)	(137,754)	(4,015,046)	(887,166)	(46,696,864)	(849,043)	(48,666,379)

Net increase (decrease)	(93,021)	$(2,511,661)	67,647	$1,423,617	(526,578)	$(27,610,053)	887,840	$55,508,317

Class Z:

Proceeds from sale of shares	9,918	$281,862	101,826	$3,055,443	19,262	$1,024,716	197,498	$12,164,785

Reinvestment of distributions	—	—	125,549	3,028,249	—	—	44,817	2,196,036

Cost of shares repurchased	(146,400)	(4,129,504)	(220,047)	(6,632,669)	(77,317)	(4,111,586)	(97,530)	(5,611,285)

Net increase (decrease)	(136,482)	$(3,847,642)	7,328	$(548,977)	(58,055)	$(3,086,870)	144,785	$8,749,536

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At November 30, 2019, the market value of Repurchase Agreements outstanding for Mid Cap and Emerging Companies were $1,964,802 and $4,861,164, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the

Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Cadence Capital Management, LLC. who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap	0.45%

Emerging Companies	0.69%

The Investment Manager has contractually agreed, through at least October 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Mid Cap and Emerging Companies to 0.72% and 0.89%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause a Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At November 30, 2019, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Mid Cap	Emerging Companies

Less than 1 year	$23,232	$90,123

1-2 years	16,087	105,944

2-3 years	52,537	142,903

Total	$91,856	$338,970

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Mid Cap has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2019, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap

Class N	0.15%	0.10%

Class I	0.15%	0.15%

Emerging Companies

Class N	0.25%	0.24%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended November 30, 2019, Emerging Companies borrowed a maximum of $5,912,496 for nine days paying interest of $1,982. The interest amount is included in the Statement of Operations as miscellaneous expense. At November 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended November 30, 2019, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap	$37,913,825	$50,301,897

Emerging Companies	82,420,873	124,798,994

Notes to Financial Statements (continued)

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended November 30, 2019.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, and cash and securities collateral received at November 30, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received

Mid Cap	$6,796,042	$1,964,802	$5,022,385	$6,987,187

Emerging Companies	16,188,220	4,861,164	11,884,130	16,745,294

The following table summarizes the securities received as collateral for securities lending at November 30, 2019:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range

Mid Cap	U.S. Treasury Obligations	0.000%-8.750%	12/19/19-05/15/49

Emerging Companies	U.S. Treasury Obligations	0.000%-8.750%	12/19/19-05/15/49

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of November 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
Fund	Assets and Liabilities	Amount	Balance	Received	Amount

Mid Cap

Cantor Fitzgerald Securities, Inc.	$964,802	—	$964,802	$964,802	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,964,802	—	$1,964,802	$1,964,802	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
Fund	Assets and Liabilities	Amount	Balance	Received	Amount

Emerging Companies

Bank of Montreal	$1,154,626	—	$1,154,626	$1,154,626	—

BNP Paribas S.A.	242,660	—	242,660	242,660	—

Cantor Fitzgerald Securities, Inc.	1,154,626	—	1,154,626	1,154,626	—

Citigroup Global Markets, Inc.	1,154,626	—	1,154,626	1,154,626	—

TD Securities LLC	1,154,626	—	1,154,626	1,154,626	—

Total	$4,861,164	—	$4,861,164	$4,861,164	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment

Manager to waive fees and pay expenses for the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadviser. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadviser, including, among others, the indirect benefits that the Subadviser may receive from its relationship with the Funds, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Funds, which bear the Subadviser’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadviser to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and the Subadviser.

AMG Managers Cadence Emerging Companies Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Microcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and in the top quintile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Cadence Mid Cap Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the Trust on September 27, 2010), the
Trustees noted that the Fund’s
performance for Class Z shares (which
share class has the earliest inception date
of all the share classes of the Fund) for the
1-year, 3-year, 5-year and 10-year periods
ended March 31, 2019 was below the
median performance of the Peer Group
and below the performance of the Fund
Benchmark, the Russell Midcap® Growth
Index. The Trustees took into account
management’s discussion of the Fund’s
performance, including the reasons for the
Fund’s underperformance relative to the
Fund Benchmark and Peer Group. The
Trustees concluded that the Fund’s overall
performance has been satisfactory in light
of the Fund’s investment objective,
strategies and policies.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s
management fees (which include both the
advisory and administration fees) and total
expenses (weighted average, all classes
combined) (net of applicable expense

waivers/reimbursements) as of
March 31, 2019 were both lower than
the average for the Peer Group. The
Trustees took into account the fact that
the Investment Manager has
contractually agreed, through October 1,
2019, to limit the Fund’s net annual
operating expenses (subject to certain
excluded expenses) to 0.72%. The
Trustees concluded that, in light of the
nature, extent and quality of the services
provided by the Investment Manager
and the Subadviser, the foregoing
expense limitation and the
considerations noted above with respect
to the Investment Manager and the
Subadviser, the Fund’s advisory and
subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the
Trustees also reached the following
conclusions (in addition to the
conclusions discussed above) regarding
the Investment Management Agreement
and each Subadvisory Agreement:
(a) the Investment Manager

and the Subadviser have demonstrated
that they possess the capability and
resources to perform the duties required
of them under the Investment
Management Agreement and each
Subadvisory Agreement and (b) the
Investment Manager and the Subadviser
maintain appropriate compliance
programs.

Based on all of the above-mentioned
factors and their related conclusions,
with no single factor or conclusion being
determinative and with each Trustee not
necessarily attributing the same weight
to each factor, the Trustees concluded
that approval of the Investment
Management Agreement and each
Subadvisory Agreement would be in the
best interests of the applicable Fund and
its shareholders. Accordingly, on
June 27, 2019, the Trustees, and
separately a majority of the Independent
Trustees, voted to approve the
Investment Management and the
Subadvisory Agreements for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

Cadence Capital Management, LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form N-Q. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

33

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	113019	SAR065

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: January 31, 2020

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: January 31, 2020